Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 9,782,647
Additions		988,547
Interest capitalized		337,727	$ 396,922
Changes to decommissioning obligations		26,529
Depreciation for the year		(206,551)
Impairment charges	$ (600,000)	0	(596,906)
Disposals and write offs		(1,387)
Property, plant and equipment at end of period		10,927,512	9,782,647
Non-current assets pledged as security		10,926,576	9,781,597
Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			8,838,305
Impact of change in accounting policy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			14,431
As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		9,782,647	8,852,736
Additions			1,356,806
Interest capitalized			396,922
Changes to decommissioning obligations			(32,688)
Depreciation for the year			(191,891)
Impairment charges			(596,906)
Disposals and write offs			(2,332)
Property, plant and equipment at end of period			9,782,647
Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		9,782,647
Property, plant and equipment at end of period			9,782,647
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		12,408,547
Property, plant and equipment at end of period		13,756,844	12,408,547
Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(2,625,900)
Property, plant and equipment at end of period		(2,829,332)	(2,625,900)
Mining Property Interests [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		723,516
Additions		5,965
Changes to decommissioning obligations		26,529
Depreciation for the year		(60,458)
Property, plant and equipment at end of period		695,552	723,516
Non-current assets pledged as security		695,552	723,516
Mining Property Interests [member] | Oyu Tolgoi [member] | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			799,113
Mining Property Interests [member] | Oyu Tolgoi [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		723,516	799,113
Additions			56,083
Changes to decommissioning obligations			(32,688)
Depreciation for the year			(46,985)
Impairment charges			(52,007)
Property, plant and equipment at end of period			723,516
Mining Property Interests [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,270,641
Property, plant and equipment at end of period		1,303,134	1,270,641
Mining Property Interests [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(547,125)
Property, plant and equipment at end of period		(607,582)	(547,125)
Plant and equipment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,126,331
Depreciation for the year		(145,979)
Disposals and write offs		(858)
Transfers and other movements		32,028
Property, plant and equipment at end of period		3,011,522	3,126,331
Non-current assets pledged as security		3,011,522	3,126,331
Plant and equipment [member] | Oyu Tolgoi [member] | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			3,263,447
Plant and equipment [member] | Oyu Tolgoi [member] | Impact of change in accounting policy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			14,431
Plant and equipment [member] | Oyu Tolgoi [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,126,331	3,277,878
Additions			430
Depreciation for the year			(144,825)
Impairment charges			(180,192)
Disposals and write offs			(2,184)
Transfers and other movements			175,224
Property, plant and equipment at end of period			3,126,331
Plant and equipment [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,840,318
Property, plant and equipment at end of period		4,868,370	4,840,318
Plant and equipment [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,713,987)
Property, plant and equipment at end of period		(1,856,848)	(1,713,987)
Capital works in progress [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		5,931,750
Additions		982,582
Interest capitalized		337,727
Disposals and write offs		(529)
Transfers and other movements		(32,028)
Property, plant and equipment at end of period		7,219,502	5,931,750
Non-current assets pledged as security		7,219,502	5,931,750
Capital works in progress [member] | Oyu Tolgoi [member] | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			4,775,745
Capital works in progress [member] | Oyu Tolgoi [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		5,931,750	4,775,745
Additions			1,299,162
Interest capitalized			396,922
Impairment charges			(364,707)
Disposals and write offs			(148)
Transfers and other movements			(175,224)
Property, plant and equipment at end of period			5,931,750
Capital works in progress [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		6,296,457
Property, plant and equipment at end of period		7,584,209	6,296,457
Capital works in progress [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(364,707)
Property, plant and equipment at end of period		(364,707)	(364,707)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,050
Depreciation for the year		(114)
Property, plant and equipment at end of period		936	1,050
Non-current assets pledged as security		0
Plant and equipment [member] | As restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,050
Additions			1,131
Depreciation for the year			(81)
Property, plant and equipment at end of period			1,050
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,131
Property, plant and equipment at end of period		1,131	1,131
Plant and equipment [member] | Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(81)
Property, plant and equipment at end of period		$ (195)	$ (81)